Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	DEBT
Debt at December 31, consisted of:

	2023		2022
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	$498.6	$468.9	$498.2	$457.7
2.50% Senior Notes due 2027 (issued: $500.0, March 2022)	498.1	469.1	497.5	460.3
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	297.8	328.7	297.5	326.8
4.00% Senior Notes due 2029 (issued: $550.0, October 2018)	546.9	542.6	546.4	527.8
3.20% Senior Notes due 2030 (issued: $500.0, March 2020)	497.3	462.2	496.9	448.6
3.00% Senior Notes due 2032 (issued: $500.0, March 2022)	496.3	446.0	495.9	438.1
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	396.7	445.6	396.4	435.4
4.95% Senior Notes due 2033 (issued: $500.0, May 2023)	496.4	513.0	0	0
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	347.0	314.2	346.9	298.4
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.9	325.1	395.7	310.2
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	842.3	756.2	842.1	716.2
4.20% Senior Notes due 2048 (issued: $600.0, March 2018)	590.6	534.1	590.4	507.0
3.95% Senior Notes due 2050 (issued: $500.0, March 2020)	491.1	422.3	490.9	404.9
3.70% Senior Notes due 2052 (issued: $500.0, March 2022)	493.6	403.3	493.5	386.5
Total	$6,888.6	$6,431.3	$6,388.3	$5,717.9
All of the outstanding debt was issued by The Progressive Corporation and includes amounts that were borrowed for general corporate purposes, which may include contributions to the capital of its insurance subsidiaries, payments of debt at maturity, or may be used, or made available for use, for other business purposes. Fair values for these debt instruments are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on the outstanding debt.
Interest on all debt is payable semiannually at the stated rates. All principal is due at the stated maturity. Each note is redeemable, in whole or in part, at any time; however, the redemption price will equal the greater of the principal amount of the note or a “make whole” amount calculated by reference to the present values of remaining scheduled principal and interest payments under the note. There was no short-term debt outstanding at December 31, 2023 or 2022.
We issued $500 million of 4.95% Senior Notes due 2033 in May 2023, in an underwritten public offering. The net proceeds from the issuance, after deducting underwriters’ discounts, commissions, and other issuance costs, were approximately $496.3 million.
Aggregate required principal payments on debt outstanding at December 31, 2023, were as follows:

(millions)	Payments
2024	$0
2025	0
2026	0
2027	1,000.0
2028	0
Thereafter	5,950.0
Total	$6,950.0
Prior to certain issuances of our debt securities, we entered into forecasted transactions to hedge against possible rises in interest rates. When the contracts were closed upon the issuance of the applicable debt securities, we recognized the unrealized gains (losses) on these contracts as part of accumulated other comprehensive income (see Note 1 – Reporting and Accounting Policies, Investments for further discussion). These unrealized gains (losses) are being amortized as adjustments to interest expense over the life of the related notes.
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2023, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Issuance	Unamortized Balance at December 31, 2023
6 5/8% Senior Notes due 2029	$(4.2)	$(1.5)
6.25% Senior Notes due 2032	5.1	2.6
4.35% Senior Notes due 2044	(1.6)	(1.3)
3.70% Senior Notes due 2045	(12.9)	(10.5)
4.125% Senior Notes due 2047	(8.0)	(7.0)
We reclassified $0.6 million in 2023, $0.5 million in 2022, and $0.9 million in 2021, of net pretax unrealized losses from accumulated other comprehensive income to interest expense on our closed debt issuance cash flow hedges.
During 2023, The Progressive Corporation amended its line of credit with PNC Bank, National Association (PNC), to increase the maximum principal amount to $300 million from the previous amount of $250 million and extend the expiration date to April 30, 2024. Subject to the terms and conditions of the line of credit documents, advances under the line of credit, if any, will bear interest at a variable rate equal to the 1-month term Secured Overnight Financing Rate (SOFR) plus 1.10%. Each advance must be repaid on the 30th day after the date of the advance or, if earlier, on April 30, 2024, the expiration date of the line of credit. Prepayments are permitted without penalty. The line of credit is uncommitted and, as such, all advances are subject to PNC’s discretion. We had no borrowings under either line of credit in 2023 or 2022.